Commitments and contingencies (Details)	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
2017	$ 339,445
2018	270,820
2019-2021	812,460
Office Space [Member]
Other Commitments [Line Items]
2017	339,445
2018	270,820
2019-2021	$ 812,460